Income taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes

5. Income taxes:

While we are a not-for-profit membership corporation formed under the laws of the state of Georgia, we are subject to federal and state income taxation. As a taxable cooperative, we are allowed to deduct patronage dividends that we allocate to our members for purposes of calculating our taxable income. We annually allocate income and deductions between patronage and non-patronage activities and substantially all of our income is from patronage-sourced activities, resulting in no current period income tax expense or current or deferred income tax liability.

Although we believe that treatment of non-member sales as patronage-sourced income is appropriate, this treatment has not been examined by the Internal Revenue Service. If this treatment was not sustained, we believe that the amount of taxes on such non-member sales, after allocating related expenses against the revenues from such sales, would not have a material adverse effect on our financial condition or results of operations and cash flows.

We account for income taxes pursuant to the authoritative guidance for accounting for income taxes, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.

The difference between the statutory federal income tax rate on income before income taxes and our effective income tax rate is summarized as follows:

	2022	2021	2020
Statutory federal income tax rate	21.0%	21.0%	21.0%
Patronage exclusion	(21.0)%	(21.0)%	(21.0)%
Effective income tax rate	0.0%	0.0%	0.0%

The components of our net deferred tax assets and liabilities as of December 31, 2022 and 2021 were as follows:

	(dollars in thousands)
	2022	2021
Deferred tax assets
Net operating losses	$115,080	$—
Obligation related to asset retirements	345,879	331,311
Advance payments	183,833	175,077
Other regulatory liabilities	18,687	54,611
Other assets	30,373	24,838
Deferred tax assets	693,852	585,837
Less: Valuation allowance	—	—
Net deferred tax assets	$693,852	$585,837
Deferred tax liabilities
Fixed assets and intangibles	$(140,095)	$(40,655)
Right-of-use assets-finance leases	(77,923)	(77,923)
Other regulatory asset	(343,230)	(338,291)
Other liabilities	(15,352)	(17,984)
Deferred tax liabilities	(576,600)	(474,853)
Net deferred tax assets (liabilities)	$117,252	$110,984
Less: Patronage exclusion	(117,252)	(110,984)
Net deferred taxes	$—	$—

As of December 31, 2022, we generated a current year federal net operating loss of $447,086,000 which may be carried forward indefinitely. Due to the tax basis method for allocating patronage dividends, we will utilize this loss to offset any future federal taxable income prior to member allocation per the bylaws. There is no net impact to the deferred tax asset after the patronage exclusion.

The authoritative guidance for income taxes addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. We may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

We file a U.S. federal consolidated income tax return. The U.S. federal statute of limitations remains open for the year 2019 and forward. State jurisdictions have statutes of limitations generally ranging from three to five years from the filing of an income tax return. The state impact of any federal changes remains subject to examination by various states for a period of up to one year after formal notification to the states. Years still open to examination by tax authorities in major state jurisdictions include 2019 and forward. We have no liabilities recorded for uncertain tax positions.